CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 60,676,605	$ 15,987,478
Restricted cash	11,989,559	15,893,467
Accounts receivable, net of allowance for doubtful accounts of $10,163 and $7,993 as of December 31, 2016 and 2017, respectively	2,971,930	4,836,499
Note receivables	27,285,503	13,025,552
Prepaid expenses and other current assets	8,182,567	8,027,667
Advances to suppliers	2,655,623	1,722,783
Inventories	19,603,324	12,280,700
Amounts due from related parties	8,997,439	1,528,712
Total current assets	142,362,550	73,302,858
Property, plant and equipment, net	579,128,691	557,427,884
Prepaid land use rights, net	25,888,850	24,809,809
Deferred tax assets	714,068	585,944
Cost method investment	687,074	581,581
TOTAL ASSETS	748,781,233	656,708,076
Current liabilities:
Short-term bank borrowings, including current portion of long-term bank borrowings	99,300,118	105,980,320
Accounts payable	22,403,913	18,745,297
Note payables	16,876,869	25,732,489
Advances from customers	16,690,895	7,519,605
Payables for purchases of property, plant and equipment	25,144,073	51,322,901
Accrued expenses and other current liabilities	16,134,408	8,320,041
Amounts due to related parties	6,769,898	26,829,605
Income tax payable	13,191,205	5,300,163
Total current liabilities	216,511,379	249,750,421
Long-term bank borrowings	113,588,232	111,948,913
Deferred government subsidies	24,153,555	23,279,820
Total liabilities	354,253,166	384,979,154
Commitments and contingencies (Note 18)
Ordinary shares;
$0.0001 par value 500,000,000 shares authorized as of December 31, 2016 and 2017; 279,214,103 shares issued as of December 31, 2016 and 2017 and 262,956,278 and 270,918,702 shares outstanding as of December 31, 2016 and 2017, respectively	27,328	26,532
Additional paid in capital	247,076,428	240,111,533
Retained Earnings	133,273,480	40,432,352
Accumulated other comprehensive income (loss)	13,107,187	(8,721,820)
Treasury shares, at cost (4,643,150 shares as of December 31, 2016 and 2017)	(1,748,836)	(1,748,836)
Total shareholders' equity	391,735,587	270,099,761
Non-controlling interest	2,792,480	1,629,161
Total equity	394,528,067	271,728,922
TOTAL LIABILITIES AND EQUITY	$ 748,781,233	$ 656,708,076